UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2017

WESTERN ASSET

SMASh SERIES C FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series C Fund for the six-month reporting period ended August 31, 2017.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset SMASh Series C Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2017 and February 28, 2017 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
3.20%	$1,000.00	$1,032.00	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2017.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — August 31, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — August 31, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

4	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2017

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 75.6%
Consumer Discretionary — 2.3%
Automobiles — 0.4%
General Motors Co., Senior Notes	6.250%	10/2/43	$1,000,000	$1,126,206
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	993,402
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	750,000	771,647
Total Automobiles				2,891,255
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,573,034
McDonald’s Corp., Senior Notes	3.500%	3/1/27	500,000	518,381
Total Hotels, Restaurants & Leisure				3,091,415
Household Durables — 0.4%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,170,000	1,204,341
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,387,721
Total Household Durables				2,592,062
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	510,062	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	527,774	(a)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	516,565	(a)
Total Internet & Direct Marketing Retail				1,554,401
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	127,061
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	643,789
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	378,735
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	461,119
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,720,000	2,127,343
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	1,310,000	1,410,264
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	51,408
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	492,083
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	736,607
Total Media				6,428,409
Total Consumer Discretionary				16,557,542
Consumer Staples — 10.4%
Beverages — 1.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	2,420,000	2,471,125
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,810,000	3,961,251

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	$1,640,000	$1,708,795
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	220,000	251,809
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	763,821
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,066,845
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	690,396	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,329,678	(a)
Total Beverages				12,243,720
Food & Staples Retailing — 1.2%
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,665,008
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	524,795
Wal-Mart Stores Inc., Senior Notes	4.300%	4/22/44	1,000,000	1,118,487
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	2,070,000	2,079,417
Total Food & Staples Retailing				8,387,707
Food Products — 3.0%
Danone SA, Senior Bonds	2.589%	11/2/23	12,140,000	12,001,660	(a)
Danone SA, Senior Notes	2.947%	11/2/26	5,230,000	5,113,827	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	494,471	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,520,000	1,578,216
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	940,000	1,027,371
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	470,000	497,597
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	937,259
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	445,256	(a)
Total Food Products				22,095,657
Tobacco — 4.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,082,984
BAT Capital Corp., Senior Notes	2.764%	8/15/22	6,990,000	7,058,215	(a)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	17,531,064	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	1,037,132	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	373,445
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	444,160
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,039,279
Total Tobacco				32,566,279
Total Consumer Staples				75,293,363
Energy — 11.2%
Energy Equipment & Services — 0.4%
Halliburton Co., Senior Bonds	3.800%	11/15/25	2,950,000	3,052,759
Oil, Gas & Consumable Fuels — 10.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	755,421

See Notes to Financial Statements.

6	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	$830,000	$882,948
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,500,000	2,795,251
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,092,110
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,906,318
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	500,000	514,802
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	523,636
Chevron Corp., Senior Notes	2.954%	5/16/26	5,440,000	5,505,986
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	5,500,000	5,650,744
ConocoPhillips, Notes	6.500%	2/1/39	280,000	369,705
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,661,558
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,500,000	1,606,558
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	9,817,343
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,604,456
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,490,000	2,562,627
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,211,502
Hess Corp., Notes	7.875%	10/1/29	150,000	181,141
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	105,988
Noble Energy Inc., Senior Notes	3.850%	1/15/28	490,000	492,356
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	484,812
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	626,705
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,542,055
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,284,042
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	1,013,058
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,160,000	3,230,958
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,187,050
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,830,500
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,307,000	1,431,165
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,697,038
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,188,525
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	970,000	996,501	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	530,094	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,098,925
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,616,359
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,179,620	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,688,666
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	111,388
Total Oil, Gas & Consumable Fuels				77,977,911
Total Energy				81,030,670

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 25.8%
Banks — 18.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$1,850,000	$1,981,245	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,452,240	(a)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,329,092
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,000,000	1,013,046	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,391,582
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,499,482
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,010,000	1,075,684
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,739,213
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	345,188
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,089,520	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	11,946,526	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,701,252	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,519,877	(a)
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	865,157
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	297,941
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	3,300,000	3,493,065
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,845,676
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,340,000	4,604,435
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	421,627
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	723,409
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	10,715,000	10,848,502	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	345,000	397,181	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	600,000	633,104
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,520,000	2,743,242
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	2,500,000	2,658,392
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	3,500,000	3,580,657
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	800,000	1,004,614
Credit Agricole SA, Junior Subordinated Notes (3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	746,448	(a)(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	7,278,066
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,733,346
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,561,396
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	917,154
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,500,000	1,570,483
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	903,339	(a)

See Notes to Financial Statements.

8	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	$3,100,000	$3,113,603	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,900,567	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	340,000	349,304
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	544,899
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	893,926
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,418,173
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	970,344
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,020,362
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,431,297
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	492,756
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	705,576
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,356,624
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	5,044,660
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,592,789	(a)
Standard Chartered PLC, Senior Notes	2.100%	8/19/19	5,000,000	5,002,842	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,282,022	(a)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	2,080,000	2,142,637	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	2,870,000	3,047,484	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	54,066
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,319,413
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	420,502
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	2,137,475
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	692,733
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,696,836
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,181,634
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,029,729
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	432,250
Total Banks				135,185,684
Capital Markets — 5.2%
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	6,800,000	7,144,642	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,525,436
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	577,330
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	176,347
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	360,845
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,395,351
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	2,034,824
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,155,112
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	552,395	(a)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/2/17	$320,000	$0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(f)(g)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	19,700,000	20,947,337	(a)
Total Capital Markets				37,869,619
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,000,000	2,127,429
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	570,416	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	464,723	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	3,084,890
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,715,594
Total Diversified Financial Services				7,963,052
Insurance — 0.8%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	627,905
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	3,300,000	3,259,943	(a)
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	511,911
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	16,000	22,458	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,024,694	(a)
Total Insurance				5,446,911
Total Financials				186,465,266
Health Care — 9.7%
Biotechnology — 2.9%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,080,000	1,118,148
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,475,985
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,615,582
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,908,057
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	323,878
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,625,176
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	500,000	530,454
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	8,205,167
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	445,982
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,026,702
Total Biotechnology				21,275,131
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	4,520,000	4,678,307

See Notes to Financial Statements.

10	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Equipment & Supplies — continued
Abbott Laboratories, Senior Notes	4.750%	11/30/36	$2,660,000	$2,925,341
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	7,755,702
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	8,080,000	8,191,334
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	88,000	91,056
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	548,423
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,266,330
Total Health Care Equipment & Supplies				25,456,493
Health Care Providers & Services — 2.1%
Aetna Inc., Senior Notes	2.800%	6/15/23	380,000	386,077
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	970,000	976,073
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	174,763
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,332,801
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,857,574
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,256,864
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	878,477
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	3,000,000	3,104,800
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,332,186
Total Health Care Providers & Services				15,299,615
Pharmaceuticals — 1.2%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,544,951
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	720,000	737,964
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,000,000	953,029
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,349,399
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	3,000,000	2,764,574
Total Pharmaceuticals				8,349,917
Total Health Care				70,381,156
Industrials — 2.7%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	495,924
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,568,123
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	1,046,201
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,574,646
Total Aerospace & Defense				10,684,894
Commercial Services & Supplies — 0.4%
Cintas Corp., Senior Notes	2.900%	4/1/22	2,000,000	2,053,911
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	334,928
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	228,316
Total Commercial Services & Supplies				2,617,155

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	$2,270,000	$2,305,650
Industrial Conglomerates — 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,541,601
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	159,669
Total Industrial Conglomerates				2,701,270
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	20,000	22,259
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	525,915
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	267,503
Total Road & Rail				815,677
Total Industrials				19,124,646
Information Technology — 2.2%
Communications Equipment — 0.2%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,259,110
IT Services — 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,635,387
Software — 0.7%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	2,980,000	2,904,242
Microsoft Corp., Senior Notes	2.700%	2/12/25	950,000	961,358
Microsoft Corp., Senior Notes	3.300%	2/6/27	910,000	948,997
Total Software				4,814,597
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc., Senior Notes	2.450%	8/4/26	2,500,000	2,430,653
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	5,020,000	5,132,627	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	510,000	537,860	(a)
Total Technology Hardware, Storage & Peripherals				8,101,140
Total Information Technology				15,810,234
Materials — 5.3%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	729,215	(a)
Containers & Packaging — 0.1%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	740,000	766,543
Metals & Mining — 5.1%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	1,289,000	1,419,079
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	8,091,783
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	159,000	172,119
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,211,062
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,236,534

See Notes to Financial Statements.

12	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	$430,000	$443,532
BHP Billiton Finance USA Ltd., Subordinated Notes (USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	4,950,000	5,754,375	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,457,975
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	49,313
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	531,273	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	10,061,855
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,500,000	6,316,750
Total Metals & Mining				36,745,650
Paper & Forest Products — 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,628
Total Materials				38,252,036
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	416,230	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,961,919	(a)
Total Real Estate				2,378,149
Telecommunication Services — 2.5%
Diversified Telecommunication Services — 2.3%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,270,000	2,265,464
AT&T Inc., Senior Notes	3.900%	8/14/27	1,000,000	1,010,757
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	158,786
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,443,588
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	2,870,000	2,922,292	(a)
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	1,320,000	1,428,432
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,080,000	1,172,054
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,928,000	2,945,252	(a)
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	1,000,000	939,905
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,990,000	2,063,611
Total Diversified Telecommunication Services				16,350,141
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,441,222
Total Telecommunication Services				17,791,363
Utilities — 3.2%
Electric Utilities — 3.2%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	178,388
Duke Energy Corp., Senior Notes	3.950%	8/15/47	6,070,000	6,127,739

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
FirstEnergy Corp., Notes	7.375%	11/15/31	$6,300,000	$8,526,897
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,349,199
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	4,960,000	5,077,328
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,155,597
Total Utilities				23,415,148
Total Corporate Bonds & Notes (Cost — $524,408,625)				546,499,573
Asset-Backed Securities — 5.2%
ALM Loan Funding, 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	2.354%	4/16/27	3,500,000	3,499,968	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R (3 mo. USD LIBOR + 1.140%)	2.444%	10/15/26	2,500,000	2,499,978	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	2.634%	4/13/27	3,000,000	3,007,197	(a)(b)
Carlyle Global Market Strategies, 2017-1A A1A (3 mo. USD LIBOR + 1.300%)	2.461%	4/20/31	2,000,000	2,012,424	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.552%	7/20/31	2,000,000	1,990,818	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	2.785%	4/20/29	3,000,000	2,999,913	(a)(b)
CIFC Funding Ltd., 2014-4A A1R (3 mo. USD LIBOR + 1.380%)	2.684%	10/17/26	3,500,000	3,500,679	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	2.667%	4/23/29	4,250,000	4,258,143	(a)(b)
Galaxy CLO Ltd., 2013-15A B (3 mo. USD LIBOR + 1.850%)	3.154%	4/15/25	2,500,000	2,500,962	(a)(b)
KKR Financial CLO Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	2.587%	7/18/30	2,750,000	2,757,769	(a)(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	2.314%	7/25/26	3,000,000	2,999,973	(a)(b)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	2,500,000	2,482,695	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.015%	6/7/30	3,000,000	3,024,579	(a)(b)
Total Asset-Backed Securities (Cost — $37,464,960)				37,535,098
Sovereign Bonds — 10.6%
Brazil — 1.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,610,000	3,300,262
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,530,000	4,335,210
Total Brazil				7,635,472
Colombia — 2.0%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	12,540,000	14,170,200
Indonesia — 1.7%
Republic of Indonesia, Notes	3.750%	4/25/22	5,300,000	5,507,580	(i)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,350,184	(a)

See Notes to Financial Statements.

14	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Western Asset SMASh Series C Fund

Security		Rate	Maturity Date	Face Amount	Value
Indonesia — continued
Republic of Indonesia, Senior Notes		3.375%	4/15/23	$2,260,000	$2,309,311	(i)
Republic of Indonesia, Senior Notes		4.125%	1/15/25	2,000,000	2,108,400	(a)
Total Indonesia					12,275,475
Mexico — 0.8%
United Mexican States, Senior Notes		4.750%	3/8/44	5,640,000	5,907,900
Peru — 1.3%
Republic of Peru, Senior Bonds		6.550%	3/14/37	520,000	708,500
Republic of Peru, Senior Bonds		5.625%	11/18/50	7,040,000	8,923,200
Total Peru					9,631,700
Poland — 2.3%
Republic of Poland, Senior Notes		4.000%	1/22/24	15,510,000	16,809,505
Russia — 1.4%
Russian Foreign Bond — Eurobond, Senior Bonds		4.875%	9/16/23	8,200,000	8,980,164	(a)
Russian Foreign Bond — Eurobond, Senior Bonds		7.500%	3/31/30	858,500	1,031,869	(i)
Total Russia					10,012,033
Total Sovereign Bonds (Cost — $73,849,960)					76,442,285
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $603,773)		1.875%	3/31/22	600,000	605,109

		Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $107.25		11/24/17	390	780,000	390
U.S. Treasury 5-Year Notes Futures, Put @ $115.75		9/22/17	1,300	1,300,000	1,300
U.S. Treasury 10-Year Notes Futures, Call @ $131.50		9/22/17	1,050	1,050,000	1,050
Total Exchange-Traded Purchased Options (Cost — $41,562)					2,740
	Counterparty
OTC Purchased Option — 0.0%
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.IG.28 Index, Put @ $100.00 (Cost — $20,000)	Merrill Lynch Capital Services, Inc.	10/18/17	100,000,000	100,000,000	10,725
Total Purchased Options (Cost — $61,562)					13,465
Total Investments before Short-Term Investments (Cost — $636,388,880)					661,095,530

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 5.5%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $4,997,153)	1.027%	9/21/17	$5,000,000	$4,997,153	(j)
Time Deposits — 4.8%
State Street Corp. (Cost — $34,511,000)	0.120%	9/1/17	34,511,000	34,511,000
Total Short-Term Investments (Cost — $39,508,153)				39,508,153
Total Investments — 97.0% (Cost — $675,897,033)				700,603,683
Other Assets in Excess of Liabilities — 3.0%				21,727,179
Total Net Assets — 100.0%				$722,330,862

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of August 31, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is valued using significant unobservable inputs (See Note 1).

(h)	The maturity principal is currently in default as of August 31, 2017.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Rate shown represents yield-to-maturity.

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,000	12/18	$246,290,713	$245,950,000	$(340,713)
U.S. Treasury 2-Year Notes	390	12/17	84,326,580	84,361,875	35,295
U.S. Treasury 5-Year Notes	1,306	12/17	154,397,932	154,761,000	363,068
					57,650

See Notes to Financial Statements.

16	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Western Asset SMASh Series C Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,031	12/17	$130,440,149	$130,920,891	$(480,742)
U.S. Treasury Long-Term Bonds	1,370	12/17	212,537,502	213,848,438	(1,310,936)
U.S. Treasury Ultra Long-Term Bonds	61	12/17	10,251,615	10,312,812	(61,197)
					(1,852,875)
Net unrealized depreciation on open futures contracts					$(1,795,225)

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$313,649

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.28 Index	$511,600,000	6/20/22	1.000% quarterly	$9,837,219	$9,356,581	$480,638

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

August 31, 2017

Assets:
Investments, at value (Cost — $675,897,033)	$700,603,683
Cash	14,194,120
Deposits with brokers for centrally cleared swap contracts	8,832,500
Interest receivable	6,880,712
Deposits with brokers for open futures contracts	4,598,873
Receivable for Fund shares sold	4,395,927
Deposits with brokers for purchased options	264,285
Receivable from broker — variation margin on centrally cleared swaps	173,479
Receivable from investment manager	24,651
Prepaid expenses	34,602
Total Assets	740,002,832

Liabilities:
Payable for securities purchased	15,581,778
Payable for Fund shares repurchased	1,341,705
Payable to broker — variation margin on open futures contracts	699,407
Accrued expenses	49,080
Total Liabilities	17,671,970
Total Net Assets	$722,330,862

Net Assets:
Par value (Note 5)	$736
Paid-in capital in excess of par value	705,545,161
Undistributed net investment income	671,456
Accumulated net realized loss on investments, futures contracts and swap contracts	(7,592,203)
Net unrealized appreciation on investments, futures contracts and swap contracts	23,705,712
Total Net Assets	$722,330,862

Shares Outstanding	73,553,430

Net Asset Value	$9.82

See Notes to Financial Statements.

18	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2017

Investment Income:
Interest	$11,261,112

Expenses:
Fund accounting fees	31,133
Audit and tax fees	20,955
Legal fees	18,007
Registration fees	16,297
Shareholder reports	8,123
Trustees’ fees	7,537
Transfer agent fees	5,569
Commitment fees (Note 6)	3,535
Insurance	3,380
Custody fees	1,534
Miscellaneous expenses	6,694
Total Expenses	122,764
Less: Fee waivers and/or expense reimbursements (Note 2)	(122,764)
Net Expenses	—
Net Investment Income	11,261,112

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	474,843
Futures contracts	(9,520,532)
Swap contracts	34,297
Net Realized Loss	(9,011,392)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	18,410,298
Futures contracts	1,272,983
Swap contracts	(844,299)
Change in Net Unrealized Appreciation (Depreciation)	18,838,982
Net Gain on Investments, Futures Contracts and Swap Contracts	9,827,590
Increase in Net Assets From Operations	$21,088,702

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended August 31, 2017 (unaudited), the Period Ended February 28, 2017 and the Year Ended October 31, 2016	2017	2017†	2016

Operations:
Net investment income	$11,261,112	$6,662,592	$15,353,017
Net realized gain (loss)	(9,011,392)	14,568,836	(9,474,641)
Change in net unrealized appreciation (depreciation)	18,838,982	(15,101,333)	21,886,499
Increase in Net Assets From Operations	21,088,702	6,130,095	27,764,875

Distributions to Shareholders From (Note 1):
Net investment income	(11,378,843)	(7,095,793)	(15,166,528)
Net realized gains	(2,483,224)	—	(5,341,149)
Decrease in Net Assets From Distributions to Shareholders	(13,862,067)	(7,095,793)	(20,507,677)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	188,879,697	96,674,413	277,267,069
Cost of shares repurchased	(56,290,608)	(48,826,331)	(65,773,526)
Increase in Net Assets From Fund Share Transactions	132,589,089	47,848,082	211,493,543
Increase in Net Assets	139,815,724	46,882,384	218,750,741

Net Assets:
Beginning of period	582,515,138	535,632,754	316,882,013
End of period*	$722,330,862	$582,515,138	$535,632,754
*Includes undistributed net investment income of:	$671,456	$789,187	$1,047,340

†	For the period November 1, 2016 through February 28, 2017.

See Notes to Financial Statements.

20	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2017[1,2]	2017[1,3]	2016[1,4]	2015[1,4]	2014[1,4]	2013[1,4]	2012[4]

Net asset value, beginning of period	$9.71	$9.74	$9.68	$9.69	$9.48	$9.78	$9.31

Income (loss) from operations:
Net investment income	0.17	0.12	0.36	0.38	0.39	0.34	0.40
Net realized and unrealized gain (loss)	0.15	(0.03)	0.22	0.04	0.25	(0.28)	0.50
Total income from operations	0.32	0.09	0.58	0.42	0.64	0.06	0.90

Less distributions from:
Net investment income	(0.17)	(0.12)	(0.36)	(0.35)	(0.42)	(0.36)	(0.43)
Net realized gains	(0.04)	—	(0.16)	(0.08)	(0.01)	—	—
Total distributions	(0.21)	(0.12)	(0.52)	(0.43)	(0.43)	(0.36)	(0.43)

Net asset value, end of period	$9.82	$9.71	$9.74	$9.68	$9.69	$9.48	$9.78
Total return[5]	3.20%	1.09%	6.31%	4.37%	6.97%	0.65%	9.98%

Net assets, end of period (000s)	$722,331	$582,515	$535,633	$316,882	$171,534	$141,229	$79,631

Ratios to average net assets:
Gross expenses[6]	0.04%[7]	0.05%[7]	0.05%	0.06%	0.12%	0.15%	0.19%
Net expenses[8,9]	0.00 [7]	0.00 [7]	0.00	0.00	0.00	0.00	0.00
Net investment income	3.45 [7]	3.68 [7]	3.78	3.86	4.08	3.62	4.32

Portfolio turnover rate	21%	13%	26%	37%	101%	57%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker.

22	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$186,465,266	$0	*	$186,465,266
Other corporate bonds & notes	—	360,034,307	—		360,034,307
Asset-backed securities	—	37,535,098	—		37,535,098
Sovereign bonds	—	76,442,285	—		76,442,285
U.S. government & agency obligations	—	605,109	—		605,109
Purchased options:
Exchange-traded puchased options	$2,740	—	—		2,740
OTC purchased options	—	10,725	—		10,725
Total long-term investments	2,740	661,092,790	0	*	661,095,530
Short-term investments†	—	39,508,153	—		39,508,153
Total investments	2,740	700,600,943	0	*	700,603,683
Other financial instruments:
Futures contracts	398,363	—	—		398,363
Centrally cleared credit default swaps on credit indices — sell protection	—	480,638	—		480,638
Centrally cleared interest rate swaps	—	313,649	—		313,649
Total other financial instruments	398,363	794,287	—		1,192,650
Total	$401,103	$701,395,230	$0	*	$701,796,333

LIABILITIES

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Futures contracts	$2,193,588	—	—		$2,193,588

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

24	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Swaptions. The Fund purchases or writes swaptions to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

26	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities.

These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount.

As of August 31, 2017, the total notional value of all credit default swaps to sell protection was $511,600,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2017, see Note 4.

Credit default swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss

28	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $122,764.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$197,175,928	$49,437,907
Sales	30,554,539	90,449,887

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$675,897,033	$27,603,239	$(2,896,589)	$24,706,650
Swap contracts	—	794,287	—	794,287
Futures contracts	—	398,363	(2,193,588)	(1,795,225)

30	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2017.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$2,740	$10,725	$13,465
Futures contracts[3]	398,363	—	398,363
Centrally cleared swap contracts[4]	313,649	480,638	794,287
Total	$714,752	$491,363	$1,206,115

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[3]	$2,193,588

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(14,382)	—	$(14,382)
Futures contracts	(9,520,532)	—	(9,520,532)
Swap contracts	(197,052)	$231,349	34,297
Total	$(9,731,966)	$231,349	$(9,500,617)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(38,822)	$(9,275)	$(48,097)
Futures contracts	1,272,983	—	1,272,983
Swap contracts	(1,324,937)	480,638	(844,299)
Total	$(90,776)	$471,363	$380,587

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended August 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,924
Futures contracts (to buy)	501,092,349
Futures contracts (to sell)	267,730,172

Average Notional Balance
Interest rate swap contracts	$59,000,000
Credit default swap contracts (to sell protection)	116,657,143

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$13,465	—	$13,465
Centrally cleared swap contracts[3]	173,479	—	173,479
Total	$186,944	—	$186,944

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at August 31, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Futures contracts[3]	$699,407	$(699,407)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

32	Western Asset SMASh Series C Fund 2017 Semi-Annual Report

5. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2017	Period Ended[1] February 28, 2017	Year Ended October 31, 2016
Shares sold	19,363,805	10,031,841	29,190,600
Shares repurchased	(5,775,819)	(5,069,273)	(6,919,345)
Net increase	13,587,986	4,962,568	22,271,255

[1]	For the period November 1, 2016 through February 28, 2017.

6. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets.

For the six months ended August 31, 2017, the Fund incurred a commitment fee in the amount of $3,535. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2017.

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Western Asset SMASh Series C Fund 2017 Semi-Annual Report	33

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended February 28, 2017, October 31, 2016 and October 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended February 28, 2017 , October 31, 2016 and October 31, 2015 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended February 28, 2017 , October 31, 2016 and October 31, 2015, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

34	Western Asset SMASh Series C Fund

Western Asset

SMASh Series C Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series C Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series C Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04236 10/17 SR17-3159

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017